CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Changes in Financial Assets using Unobservable Inputs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Changes in financial assets using unobservable inputs (Level 3)
Balance at the beginning of the period	$ 1,700
Less: Impairment charges	(1,308)
Less: Transfer-out from available-for-sale investments	$ (392)